Client Name:
Client Project Name:	SEMT 2026-INV2
Start - End Dates:	4/5/2022 - 2/11/2026
Deal Loan Count:	25

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	DTI	CRDDTI2540	Missing verification of some or all components of non-subject PITI	2
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	3
Credit	Assets	CRDAST205	Insufficient Funds to Close	1
Credit	Assets	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	2
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	2
Credit	Assets	CRDAST3078	Insufficient xxx of months cash reserves for PITI per guideline requirements	2
Compliance	Repayment Ability	CMPSTRA1497	File does not contain a repayment ability worksheet	1
Total				14

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